Schedule of Lease Term and Discount Rate (Details)	Jun. 30, 2023	Dec. 31, 2022
Leases [Abstract]
Weighted-average remaining operating lease term (in year)	4 years 10 months 20 days	4 years 11 months 1 day
Weighted-average discount rate - operating leases	12.00%	12.00%